Financial risk review - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	4.00%	9.00%